Document Information	12 Months Ended
Mar. 31, 2026
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001340677
Registrant Name	Silvercorp Metals Inc.
Period End Date	Mar. 31, 2026
Reporting Currency	USD
Alternative Reporting Regime	CA